Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
TAXES

NOTE 8 – TAXES

Corporate Income Taxes ("CIT")

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Wah Fu is an offshore holding company and is not subject to tax on income or capital gains under the laws of the British Virgin Islands.

Wah Fu Holding was incorporated in Hong Kong and is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising from Hong Kong.

Distance Learning was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2014, when it was approved by local government as a High-technology Company. The certificate of High-technology Company will expire in December 2020.

Hunan Huafu, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu , Laoning Huafu and Huafu Silu were registered in the PRC and are subject to corporate income tax at a reduced rate of 10% starting from the inception dates when they were approved by local government as small-scaled minimal profit enterprises.

Digital Information was registered in the PRC and is subject to corporate income tax at the rate of 25%.

The estimated tax savings as a result of the Company's preferential tax rates for the years ended March 31, 2019, 2018 and 2017 amounted to $123,306, $198,106 and $74,844, respectively. Per share effect of the tax savings were $0.04, $0.06 and $0.02 for the years ended March 31, 2019, 2018 and 2017, respectively.

(i) The components of the income tax benefit are as follows:

	For the Year Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Current income tax provision	$9,627	$247,862	$197,977
Deferred income tax benefit	(106,431)	(155,839)	(92,025)
Total	$(96,804)	$92,023	$105,952

(ii) The following table summarizes deferred tax assets resulting from differences between the financial reporting basis and tax basis of assets and liabilities:

	As of March 31, 2019	As of March 31, 2018
Allowance for doubtful accounts	$129,742	$42,207

Deferred revenue	83,876	44,149
Net operating loss carry-forwards	402,876	233,918
Total deferred tax asset	616,494	320,274
Valuation allowance	(213,028)	(2,892)
Deferred tax assets, net	$403,466	$317,382

According to Chinese tax regulations, net operating loss ("NOL") can be carried forward to offset operating income for five years. A valuation allowance is established for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits, or that the realization of future deductions is uncertain. Management performs an assessment over future taxable income to analyze whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. As of March 31, 2019 and March 31, 2018, valuation allowance accrued for deferred tax assets was $213,028 and $2,892, respectively.

(iii) The following table reconciles the PRC statutory rates to the Company's effective tax rate for the years ended March 31, 2019, 2018 and 2017:

	For the Years Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Statutory PRC income tax rate	25%	25.0%	25.0%
Favorable tax rate impact (a)	(11.1)%	(15.3)%	(10.3)%
Permanent difference	(1.6)%	(2.8)%	-
Change in valuation allowance	(3.6)%	0.2%	-
Effective tax rate	8.7%	7.1%	14.7%

(a)	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.

Taxes payable

Taxes payable consisted of the following:

	As of March 31, 2019	As of March 31, 2018
Income tax payable	$285,821	$444,064
Value added tax payable	24,584	11,819
Other taxes payable	8,279	23,973
Total	$318,685	$479,856